Disclosure on Individual Items of the Consolidated Financial Statements (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure on Individual Items of the Consolidated Financial Statements (Tables) [Line Items]
Schedule of Revenue from Contracts with Customers Disaggregated by Geographical Region	The following table presents the revenue from contracts with customers disaggregated by geographical region based on the customer’s country of domicile:
Revenue by region
kEUR	2023	2022	2021
Germany	77,449	19,538	23,809
Sweden	8,688	207	324
Ireland	8,050	1,223	1,944
United States of America	4,971	731	-
Netherlands	4,770	872	491
Switzerland	1,462	1,628	1,186
Austria	1,389	-	750
Spain	143	1,071	3,371
Rest of the world	462	1,160	1,158
Total	107,384	26,430	33,035

Schedule of Revenue from Contracts with Customers Disaggregated by Major Products	The following table presents the revenue from contracts with customers disaggregated by major products:
Major products
kEUR	2023	2022	2021
Charging	89,323	19,506	23,721
Commercial and industrial	15,788	4,463	6,334
Service	2,004	1,774	2,235
Residential	41	287	479
Other	227	400	267
Total	107,384	26,430	33,035

Schedule of Contract Assets and Contract Liabilities from Contracts with Customers	The following table provides information on contract assets and contract liabilities from contracts with customers:
kEUR	Dec. 31, 2023	Dec. 31, 2022
Receivables, which are included in 'Trade and other receivables'	15,285	13,897
Contract assets	-	6
Contract liabilities	7,519	23,721

Schedule of Increase in Cash Received Excluding Amounts Recognized	The increase in cash received excluding amounts recognized at the beginning of the period and revenue recognized that was included in the contract liability balance at the beginning of the period amount to:
kEUR	Dec. 31, 2023	Dec. 31, 2022
Contract liabilities	7,519	23,721
Revenue recognized that was included in the contract liability balance at the beginning of the period	17,997	465
Increases due to cash received, excluding amounts recognized at the beginning of the period	1,795	17,846

Schedule of Cost of Goods Sold	Cost of goods sold include the following:
kEUR	2023	2022	2021
Cost of materials	95,007	23,554	26,433
Personnel expenses	9,623	3,388	3,097
Depreciation and amortization	4,082	3,517	3,103
Other expenses	1,558	445	2,677
Total	110,270	30,904	35,310
kEUR	2023	2022	2021
Personnel expenses	1,083	182	49
Material expenses	153	344	1,304
Depreciation and amortization	247	168	106
Other expenses	1,350	1,007	553
Total	2,832	1,701	2,012

Schedule of Selling General and Administrative Expenses	Selling, general and administrative expenses include the following:
kEUR	2023	2022	2021
Personnel expenses	10,243	14,359	3,911
Legal and consulting fees	4,984	3,779	4,450
Administration fee	2,741	3,412	2,963
Marketing costs	1,554	1,925	476
Insurance expenses	1,774	2,365	26
Depreciation and amortization	522	631	227
Other expenses	6,005	4,847	1,268
Total	27,823	31,319	13,321

Schedule of Other Operating Income	Other operating income includes the following:
kEUR	2023	2022	2021
Exchange rate gains	139	-	-
Income from compensation	120	1,016	2,584
Income from reversal of provisions	101	913	1,517
Income from subsequent payments	39	408	29
Cost refunds	-	-	174
Other	268	47	233
Total	667	2,383	4,538

Schedule of Other Operating Expense	Other operating expense includes the following:
kEUR	2023	2022	2021
Provisions for onerous contracts	10,973	-	6
Exchange rate losses	1,200	1,007	-
Other expenses	43	64	60
Warranties	-461	-	5,253
Expenses due to subsequent events	-	11	5
Expenses from disposal of assets	-	1	36
Compensation	-	-	42
Total	11,755	1,084	5,402

Schedule of Finance Income and Finance Costs Recognized in Profit or Loss	The finance income and finance costs recognized in profit or loss are as follows:
kEUR	2023	2022	2021
Finance income from remeasurement of warrant liabilities	-	10,329	-
Foreign currency gains	3	9,928	-
Income from other interest and similar income	187	259	47
Finance income	190	20,515	47
Interest expense from bank loans	-1	-17	-296
Foreign currency losses	-	-	-264
Interest expense from related party loans	-	-2	-1,995
Interest expense from leasing	-153	-122	-89
Interest expense from guarantee commissions	-67	-246	-177
Interest expense from shareholder loans	-2,784	-	-
Finance expense from remeasurement of warrant liabilities	-10,859	-	-
Other interest expense	-23	-40	-13
Finance expenses	-13,886	-427	-2,835
Share listing expense	-	-	-65,796
Net finance result	-13,697	20,089	-68,583

Schedule of Applying the Aforementioned Parameters	Applying the aforementioned parameters, the share listing expense is calculated as follows:
kEUR
Fair value of 8,524,565 ordinary shares (including 3,593,750 founder shares) at €8.64 per share	73,697
Fair value of 4,375,000 private warrants at EUR 1.17 per warrant	5,110
Fair value of 7,187,500 public warrants at EUR 1.05 per warrant	7,568
Net liability of EUSG at business combination	423
Total value of consideration	86,799
Proceeds received post business combination EUSG assets (cash)	-43,107
Listing expenses total (cash)	22,105
Total share listing expense	65,796

Schedule of Current and Deferred Taxes	The tax benefit / (expenses) include current and deferred taxes. Current taxes and deferred taxes are reported in profit or loss, except for the extent to which they are reported directly in equity or in the other comprehensive income.
kEUR	2023	2022	2021
Current year	88	-190	-
Current tax expense	88	-190	-
Origination and reversal of temporary differences	4,378	-3,453	-1,033
Recognition of previously unrecognized (derecognition of previously recognized) tax losses	-1,325	1,071	620
Deferred tax (expense) income	3,053	-2,382	-413
Total	3,141	-2,572	-413

Schedule of Reconciliation of the Effective Tax Rate	The entity’s tax rate of 29,48% combines a corporate tax rate of 15%, a solidarity surcharge thereon of 5.5% and a trade tax rate of 13,65%.
kEUR	2023	2022	2021
Profit (loss) before tax	-58,221	-16,335	-87,227
Tax using the Company's domestic tax rate	17,161	4,815	25,710
Tax effect of:
Difference in tax rates	-1,348	-525	-10,516
Non-deductible expenses	-585	-130	-582
Non-taxable income	1,291	344	-
Additions for tax purposes	362	-84	-
Non-recognition of deferred tax on loss carry forward and temporary differences	-10,594	-6,738	-7,319
True up on deferred taxes from prior year	-18	527	-
Permanent differences	-3,130	-795	-7,736
Others	2	14	30
Taxes on income	3,141	-2,572	-413

Schedule of Deferred Tax Assets Recognized for Tax Loss Carryforwards	Deferred tax assets have not been recognized for tax loss carryforwards:
kEUR	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Tax loss carryforwards	128,587	82,796	55,352

Schedule of Deferred Tax Balances Developed	Deferred tax balances developed as follows:
kEUR	DTA	DTL	Dec. 31, 2023	DTA	DTL	Dec. 31, 2022
Intangible assets	-	7,308	-7,308	-	5,994	-5,994
Right-of-use assets	-	953	-953	-	955	-955
Inventories	506	1,539	-1,033	663	2,674	-2,011
Contract assets	-	-	-	-	47	-47
Trade and other receivables	41	4	36	514	876	-362
Other assets	-	-	-	-	150	-150
Lease liabilities	996	-	996	988	-	988
Trade and other payables	-	7	-7	-	408	-408
Contract liabilities	1,425	-	1,425	3,627	-	3,627
Other provisions	3,234	114	3,120	61	267	-206
Warrant liabilities	-	-	-	-	2,582	-2,582
Tax loss carryforwards	2,535	-	2,535	3,859	-	3,859
Netting	-8,735	-8,735	-	-9,712	-9,712	-
Total	-	1,189	-1,189	-	4,241	-4,241

Schedule of Earnings Per Share
Earnings per share	2023	2022	2021
Profit/loss for the period (attributable to shareholders of the parent) (kEUR)	-55,081	-18,906	-87,640
Weighted average number of ordinary shares outstanding (in k units) (basic)	48,919	48,809	25,344
Weighted average number of ordinary shares outstanding (in k units) (diluted)	49,208	49,005	25,344
Basic loss per share (€)	-1.13	-0.39	-3.46
Diluted loss per share (€)	-1.13	-0.39	-3.46

Schedule of Development of Intangible Assets	The development of intangible assets is shown below:
kEUR	Internally generated assets	Software	Total
Cost
As of Jan. 01, 2022	19,801	342	20,142
Additions	7,406	180	7,586
Disposals	-	-6	-6
As of Dec. 31, 2022	27,207	516	27,722
Additions	5,404	189	5,593
Disposals	-	-	-
As of Dec. 31, 2023	32,610	705	33,315
kEUR	Internally generated assets	Software	Total
Amortization
As of Jan. 01, 2022	-2,897	-208	-3,104
Additions	-2,458	-107	-2,565
Disposals	-	6	6
As of Dec. 31, 2022	-5,355	-309	-5,664
Additions	-2,463	-148	-2,611
Disposals	-	-	-
As of Dec. 31, 2023	-7,818	-457	-8,274
kEUR	Internally generated assets	Software	Total
Carrying amounts
As of Jan. 01, 2022	16,904	134	17,038
As of Dec. 31, 2022	21,852	207	22,059
As of Dec. 31, 2023	24,793	248	25,041

Schedule of Development of Right of Use Assets	The development of right-of-use assets is shown below:
kEUR	Property	Vehicles	Total
Right-of-use assets
As of Jan. 01, 2022	1,844	143	1,987
Depreciation charge for the year	622	116	739
Additions to right-of-use assets	1,912	205	2,119
As of Dec. 31, 2022	3,134	232	3,366
Depreciation charge for the year	816	133	949
Additions to right-of-use assets	702	169	871
As of Dec. 31, 2023	3,020	268	3,286

Schedule of Recognized Amount	The amounts recognized in profit or loss are shown below:
kEUR	2023	2022	2021
Amounts recognized in profit or loss
Interest on lease liabilities	153	122	89
Expenses relating to short-term leases	119	50	2
Expenses relating to leases of low-value assets, excluding short-term leases of low value assets	22	13	7
Amounts recognized in the statement of cash flows
Total cash outflow of leases	1,065	828	569

Schedule of Development of Fixed Assets	The development of fixed assets is shown below:
kEUR	Property, plant and equipment	Construction in progress	Total
Cost
As of Jan. 01, 2022	4,728	82	4,810
Additions	2,945	539	3,484
Disposals	-136	-	-136
Reclassification	94	-94	-
As of Dec. 31, 2022	7,631	527	8,158
Additions	2,154	143	2,297
Disposals	-58	-	-58
Reclassification	498	-498	-
As of Dec. 31, 2023	10,225	172	10,397
kEUR	Property, plant and equipment	Construction in progress	Total
Depreciation
As of Jan. 01, 2022	-1,852	-	-1,852
Depreciation	-1,032	-	-1,032
Disposals	116	-	116
As of Dec. 31, 2022	-2,768	-	-2,768
Depreciation	-1,291	-	-1,291
Disposals	53	-	53
As of Dec. 31, 2023	-4,006	-	-4,006
kEUR	Property, plant and equipment	Construction in progress	Total
Carrying amounts
As of Jan. 01, 2022	2,876	82	2,958
As of Dec. 31, 2022	4,863	527	5,389
As of Dec. 31, 2023	6,219	172	6,391

Schedule of Other Investments and Other Assets	Other investments and other assets include the following:
kEUR	Dec. 31, 2023	Dec. 31, 2022
Other investments	5	3,199
Other assets	174	174
Total	179	3,373

Schedule of Inventories	Inventories include the following:
kEUR	Dec. 31, 2023	Dec. 31, 2022
Finished goods	15,010	16,804
Trading goods	-	1,474
Work in progress	7,003	3,912
Raw materials	30,995	36,766
Total	53,008	58,956
kEUR	Dec. 31, 2023	Dec. 31, 2022
Write-downs finished goods	-1,700	-206
Write-downs work in progress	-626	-502
Write-downs raw materials	-11,563	-5,111
Total	-13,889	-5,819

Schedule of Trade and Other Receivables	Trade and other receivables include the following:
kEUR	Dec. 31, 2023	Dec. 31, 2022
Trade receivables	15,285	13,897
Advanced payments	2,651	2,113
Other receivables financial	2,443	925
Deferred expenses and accrued income	686	678
Other receivables non-financial	166	56
Total	21,231	17,670

Schedule of Cash and Cash Equivalents	Cash and cash equivalents include the following:
kEUR	Dec. 31, 2023	Dec. 31, 2022
Cash	2	1
Cash at banks	29,161	34,440
Total	29,162	34,441

Schedule of Development of Issued and Outstanding Shares	The development of issued and outstanding shares from January 01, 2021, to December 31, 2023, is shown in the table below.
in k units	2023	2022	2021
Outstanding as of Jan. 01	48,877	48,808	32
Share for share exchange	-	-	24,651
Business combination	-	-	24,125
Capital increase	1,667	-	-
Stock compensation	41	69	-
Outstanding as of Dec. 31	50,585	48,877	48,808
Treasury shares	58	28	-
Issued and outstanding as of Dec. 31	50,642	48,905	48,808

Schedule of Financial Statements of Foreign Operations	Other equity comprises all foreign currency differences arising from the translation of the financial statements of foreign operations.
kEUR	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share capital	4	4	4
Capital reserves	225,007	216,815	214,100
Other equity	106	45	-2
Retained earnings	-136,117	-117,211	-29,570
Profit/Loss	-55,081	-18,906	-87,640
Equity attributable to shareholders of ADSE	33,919	80,747	96,892
Total	33,919	80,747	96,892

Schedule of the Reporting Date Warrant Liabilities	As of the reporting date, warrant liabilities include the following:
kEUR	No. of warrants issued	Dec. 31, 2023
Public warrants	7,187,486	5,243
Private warrants	4,475,000	3,280
Warrants relating to shareholder loans	3,216,667	11,114
Warrants relating to capital increases	1,339,285	1,989
Total	16,218,438	21,626
As of December 31, 2022, warrant liabilities include the following:
kEUR	No. of warrants issued	Dec. 31, 2022
Public warrants	7,187,486	1,348
Private warrants	4,475,000	1,091
Total	11,662,486	2,439

Schedule of Market Prices for Private Warrants	Their fair value is determined by applying a Black-Scholes option pricing model with the following inputs corroborated with observable market data (Level 2 – Fair value hierarchy under IFRS 13):
Input	Reference	Dec. 31, 2023	Dec. 31, 2022
Spot price	1	USD 7.15	USD 3.12
Strike price	2	USD 11.50	USD 11.50
Expected term (years)	3	2.98	3.98
Risk free rate	4	4.01%	4.11%
Dividend yield	5	0.00%	0.00%
Annual volatility	6	33.78%	46.94%
Fair value per private warrant		USD 0.81	USD 0.26
1.	Equal to the observed price of the class A common shares,
2.	Warrant strike price,
3.	Calculated as the time period between the end of the reporting period and the warrants expiration date (December 22, 2026),
4.	Interpolated 2.98-year (December 31, 2022: 3.98) constant maturity US treasury rates,
5.	Assumed dividend yield of 0%,
6.	Implied volatility observed through the public warrants traded price.
In consequence, the fair value is determined by applying a Black-scholes option pricing model with the following inputs corroborated with observable market data (Level 2 – Fair value hierarchy under IFRS 13):
	Dec. 31, 2023
Input	Reference	First shareholder loan	Second shareholder loan
Spot price	1	USD 7.15	USD 7.15
Strike price	2	USD 3.00	USD 6.20
Expected term (years)	3	1.34	1.63
Risk free rate	4	4.60%	4.44%
Dividend yield	5	0.00%	0.00%
Annual volatility	6	70.00%	70.00%
Number of warrants outstanding		1,716,667	1,500,000
Fair value per warrant		USD 4.55	USD 2.98
1.	Equal to the observed price of the class A common shares,
2.	Contractual strike price,

3.	Calculated as the time period between the end of the reporting period and the warrants expiration date (First shareholder loan: May 05, 2025, second shareholder loan: August 18, 2025),
4.	Interpolated 1.34-year (first shareholder loan) / 1.63-year (second shareholder loan) constant maturity US treasury rates,
5.	Assumed dividend yield of 0%,
6.	Volatility calculated as the rounded average of different indicators: implied volatility of public warrants, historical volatility of ADSE stock, volatility of the guideline public companies.
In consequence, the fair value is determined by applying a Black-scholes option pricing model with the following inputs corroborated with observable market data (Level 2 – Fair value hierarchy under IFRS 13):
	Dec. 31, 2023
Input	Reference	6-month warrants	12-month warrants
Spot price	1	USD 7.15	USD 7.15
Strike price	2	USD 7.00	USD 8.00
Expected term (years)	3	0.49	0.99
Risk free rate	4	5.26%	4.80%
Dividend yield	5	0.00%	0.00%
Annual volatility	6	70.00%	70.00%
Number of warrants outstanding		714,285	625,000
Fair vale per warrant		USD 1.52	USD 1.78
1.	Equal to the observed price of the class A common shares,
2.	Contractual strike price,
3.	Calculated as the time period between the end of the reporting period and the warrants expiration date (6-month warrants: June 28, 2024, 12-month warrants: December 28, 2024),
4.	Interpolated 0.49-year (6-month warrants) / 0.99-year (12-months warrants) constant maturity US treasury rates,
5.	Assumed dividend yield of 0%,
6.	Volatility calculated as the rounded average of different indicators: implied volatility of public warrants, historical volatility of ADSE stock, volatitlity of the guideline public companies.

Schedule of Trade and Other Payables	Trade and other payables include the following:
kEUR	Dec. 31, 2023	Dec. 31, 2022
Trade payables	12,880	10,012
Sales tax liabilities	3,457	1,583
Accrued expenses	2,670	1,898
Trade payables due to related parties	2,300	1,821
Other payables non-financial	685	384
Other payables financial	198	153
Total	22,191	15,852

Schedule of Development of Provisions	The development of provisions is shown below:
kEUR	Warranties	Onerous contracts	Archiving costs	Miscellaneous provisions	Total
As of Jan. 01, 2022	8,664	11	16	929	9,620
Added	1,571	-	0	158	1,729
Utilized	1,523	-	-	534	2,057
Reversal	469	-	-	47	517
As of Dec. 31, 2022	8,244	11	16	505	8,775

Date of maturity
Current	2,030	11	16	-	2,056
Non-current	6,214	-	-	505	6,719
Total	8,244	11	16	505	8,775
kEUR	Warranties	Onerous contracts	Archiving costs	Miscellaneous provisions	Total
As of Jan. 01, 2023	8,244	11	16	505	8,775
Added	6,434	10,973	-	197	17,604
Unwind of discount	14	-	-	7	21
Utilized	-5,576	-	-	-10	-5,586
Reversal	-14	-	-4	-73	-90
As of Dec. 31, 2023	9,103	10,983	12	626	20,725

Date of maturity
Current	5,229	10,983	-	-	16,212
Non-current	3,875	-	12	626	4,513
Total	9,103	10,983	12	626	20,725

Schedule of Fair Value Disclosure	The fair value disclosure of lease liabilities is not required.
kEUR	Classification	Fair value hierarchy	Carrying amount Dec. 31, 2023	Fair value Dec. 31, 2023	Carrying amount Dec. 31, 2022	Fair value Dec. 31, 2022
Financial assets
Cash and cash equivalents	At amortized cost	3	29,162	29,162	34,441	34,441
Trade receivables (current)	At amortized cost	3	15,285	15,285	13,897	13,897
Other investments	At amortized cost	3	5	5	3,199	3,199
Other financial receivables (current)	At amortized cost	3	2,439	2,439	921	921
Other financial receivables (non-current)	At amortized cost	3	4	4	4	4
Total			46,894	46,894	52,462	52,462
kEUR	Classification	Fair value hierarchy	Carrying amount Dec. 31, 2023	Fair value Dec. 31, 2023	Carrying amount Dec. 31, 2022	Fair value Dec. 31, 2022
Financial liabilities
Warrant liabilities - private	FVTPL	2	3,280	3,280	1,091	1,091
Warrant liabilities - public	FVTPL	1	5,243	5,243	1,348	1,348
Warrant liabilities - Shareholder loan	FVTPL	2	11,114	11,114	-	-
Warrant liabilities - Capital increase	FVTPL	2	1,989	1,989	-	-
Loans and borrowings (current)	At amortized cost	3	13,908	13,908	-	-
Trade payables (current)	At amortized cost	3	12,880	12,880	10,012	10,012
Trade payables due to related parties (current)	At amortized cost	3	2,300	2,300	1,821	1,821
Lease liabilities (non-current)	At amortized cost	3	2,580	-	2,635	-
Lease liabilities (current)	At amortized cost	3	853	-	842	-
Other payables financial (current)	At amortized cost	3	198	198	153	153
Total			54,347	50,913	17,902	14,425

Schedule of Measurement of Fair Values	Measurement of fair values as of March 31, 2022:
Measurement of fair values	4 years	3 years	2 years	1 year
Fair value at grant date in USD	5.02	4.52	3.87	2.26
Share price at grant date in USD	8.62	8.62	8.62	8.62
Exercise price in USD	8.62	8.62	8.62	8.62
Expected volatility in %	78.46%	80.26%	82.57%	65.97%
Expected life in years	4.00	3.00	2.00	1.00
Expected dividends in %	0.00	0.00	0.00	0.00

Measurement of fair values	3,7 years	2,7 years	1,7 years	0,7 years
Fair value at grant date in USD	3.91	3.44	2.67	1.63
Share price at grant date in USD	6.72	6.72	6.72	6.72
Exercise price in USD	6.72	6.72	6.72	6.72
Expected volatility in %	79.73%	80.53%	76.83%	71.97%
Expected life in years	3.70	2.70	1.70	0.70
Expected dividends in %	0.00	0.00	0.00	0.00
Measurement of fair values	3,34 years	2,34 years	1,34 years	0,33 years
Fair value at grant date in USD	2.99	2.60	1.73	0.80
Share price at grant date in USD	5.25	5.25	5.25	5.25
Exercise price in USD	5.25	5.25	5.25	5.25
Expected volatility in %	80.80%	82.10%	69.24%	64.72%
Expected life in years	3.34	2.34	1.34	0.33
Expected dividends in %	0.00	0.00	0.00	0.00
Measurement of fair values	3,18 years	2,18 years	1,18 years	0.18 years
Fair value at grant date in USD	1.84	1.48	1.00	0.35
Share price at grant date in USD	3.21	3.21	3.21	3.21
Exercise price in USD	3.21	3.21	3.21	3.21
Expected volatility in %	83.34%	77.63%	68.58%	62.02%
Expected life in years	3.18	2.18	1.18	0.18
Expected dividends in %	0.00	0.00	0.00	0.00
Measurement of fair values	4 years	3 years	2 years	1 years
Fair value at grant date in USD	3.74	3.29	2.28	1.59
Share price at grant date in USD	6.00	6.00	6.00	6.00
Exercise price in USD	6.00	6.00	6.00	6.00
Expected volatility in %	82.81%	81.30%	64.25%	62.66%
Expected life in years	4.00	3.00	2.00	1.00
Expected dividends in %	0.00	0.00	0.00	0.00

Schedule of Cash Flows Arising from Financing Activities	Reconciliation of movements of liabilities to cash flows arising from financing activities
kEUR	Borrowings	Warrant liabilities	Leases	Total
Balance as of Jan. 01, 2023	-	2,439	3,477	5,915
Changes from financing cash flows
Proceeds from borrowings and shareholder contribution and loans	12,033	-	-	12,033
Proceeds from issues of shares and other equity securities	-	-	-	-
Proceeds from the issue of warrants		8,592	-	8,592
Repayment of loans and borrowings	-703	-	-	-703
Repayment of lease liabilities	-	-	-912	-912
Interest paid	-106	-	-153	-259
Total changes from financing cash flows	11,224	8,592	-1,065	18,751
Effect of changes in foreign exchange rates	-83	-264	8	-339
Changes in fair value	-	10,859	-	10,859
Other changes
Additions to lease liabilities	-	-	871	871
Interest accrued	2,767	-	144	2,911
Total liability-related other changes	2,767	-	1,015	3,782
Balance as of Dec. 31, 2023	13,908	21,626	3,434	38,968

kEUR	Borrowings	Warrant liabilities	Leases	Total
Balance as of Jan. 01, 2022	7,522	12,767	2,066	22,355
Changes from financing cash flows				-
Repayment of loans and borrowings	-7,522	-	-	-7,522
Repayment of lease liabilities	-	-	-706	-706
Interest paid		-	-122	-122
Total changes from financing cash flows	-7,522	-	-828	-8,350
Changes in fair value		-10,329		-10,329
Other changes				-
Additions to lease liabilities	-	-	2,239	2,239
Total liability-related other changes	-	-	2,239	2,239
Balance as of Dec. 31, 2022	-	2,439	3,477	5,915

Schedule of for Trade Receivables, Contract Assets and Other Investments	In the following tables, the loss allowance as of December 31, 2023 and December 31, 2022 was determined as follows for trade receivables, contract assets and other investments.
kEUR	Current (not past due)	1-30 days past due	31-60 days past due	61-90 days past due	>90 days past due	Total
Dec. 31, 2023
Expected loss rate	0.43%	0.99%	0.77%	0.12%	3.15%	-
Gross carrying amount - trade receivables	9,338	3,024	913	435	1,793	15,504
Gross carrying amount - other investments	5	0	0	0	0	5
Gross carrying amount - contract assets	0	0	0	0	0	-
Loss allowance	-40	-30	-7	-1	-56	-134
Total	9,302	2,995	906	435	1,737	-
kEUR	Current (not past due)	1-30 days past due	31-60 days past due	61-90 days past due	>90 days past due	Total
Dec. 31, 2022
Expected loss rate	2.15%	1.41%	0.00%	0.00%	8.64%	-
Gross carrying amount - trade receivables	10,357	2,760	185	1	700	14,003
Gross carrying amount - other investments	3,284	0	0	0	0	3,284
Gross carrying amount - contract assets	6	0	0	0	0	6
Loss allowance	-294	-39	0	0	-60	-393
Total	13,353	2,722	185	1	639	-

Schedule of Remaining Contractual Maturities of ADSE’s Financial Liabilities	The following table shows the remaining contractual maturities of ADSE's financial liabilities at the reporting date. The amounts are gross and undiscounted and include contractual interest payments:
kEUR	Total	Less than 1 year	1-5 years	More than 5 years
Shareholder loans	19,317	19,317	-	-
Lease liabilities	3,718	983	2,735	-
Trade payables	12,880	12,880	-	-
Trade payables due to related parties	2,300	2,300	-	-
Other payables	3,553	3,384	-	169
Total	41,769	38,865	2,735	169

kEUR	Total	Less than 1 year	1-5 years	More than 5 years
Lease liabilities	4,571	1,038	3,228	305
Trade payables	10,012	10,012	-	-
Trade payables due to related parties	1,821	1,821	-	-
Other payables	2,435	2,285	-	150
Total	18,840	15,157	3,228	455

Schedule of Appreciated or Depreciated	If the EUR had appreciated or depreciated by 10.0% against the USD as at December 31, 2023 and 2022 respectively, the consolidated profit would change in the manner shown below:
kEUR	Variance	Dec. 31, 2023	OCI	Variance	Dec. 31, 2022
EUR/USD	+/-10,0%	-891/+1,090	-	+/-10,0%	-917/+1,121
If the EUR had appreciated or depreciated by 10.0% against the CHF as at December 31, 2023 and 2022 respectively, the consolidated profit would change in the manner shown below:
kEUR	Variance	Dec. 31, 2023	OCI	Variance	Dec. 31, 2022
EUR/CHF	+/-10,0%	-3/+3	-	-	-

RSU [member]
Disclosure on Individual Items of the Consolidated Financial Statements (Tables) [Line Items]
Schedule of Grants Under Share Based Payment	In the financial year 2022, the RSU program developed as follows:
Program	RSUs
Number of awards	342,850
Maximum term (years)	4
Awards outstanding at the beginning of the reporting period (January 01, 2022)	187,500
Awards granted in the reporting period	155,350
Awards forfeited in the reporting period	-50,000
Awards exercised in the reporting period	-96,873
Awards expired in the reporting period	-
Awards outstanding at the end of the reporting period (December 31, 2022)	195,977
Program	RSUs
Number of awards	463,977
Maximum term (years)	4
Awards outstanding at the beginning of the reporting period (January 01, 2023)	195,977
Awards granted in the reporting period	268,000
Awards forfeited in the reporting period	-81,335
Awards exercised in the reporting period	-94,453
Awards expired in the reporting period	-
Awards outstanding at the end of the reporting period (December 31, 2023)	288,189
Program	NQSO
Number of awards	1,457,375
Maximum term (years)	10
Awards outstanding at the beginning of the reporting period (January 01, 2022)	-
Awards granted in the reporting period	1,457,375
Awards forfeited in the reporting period	-135,792
Awards exercised in the reporting period	-
Awards expired in the reporting period	-
Awards outstanding at the end of the reporting period (December 31, 2022)	1,321,583
Awards exercisable at the end of the reporting period (December 31, 2022)	77,100
Program	NQSO
Number of awards	2,349,166
Maximum term (years)	10
Awards outstanding at the beginning of the reporting period (January 01, 2023)	1,321,583
Awards granted in the reporting period	1,027,583
Awards forfeited in the reporting period	-471,466
Awards exercised in the reporting period	-
Awards expired in the reporting period	-
Awards outstanding at the end of the reporting period (December 31, 2023)	1,877,700
Awards exercisable at the end of the reporting period (December 31, 2023)	246,083